OPERATING INCOME - Interest expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING INCOME
Deposits	$ 12,215,673	$ 13,323,516	$ 6,141,680
Borrowing costs	1,349,913	1,658,996	763,717
Debt instruments in issue	1,202,112	1,426,615	1,328,511
Lease liabilities	135,546	113,815	111,349
Preferred shares	57,701	57,701	57,701
Overnight funds	22,306	30,540	11,375
Other interest (expense)	40,660	57,112	28,137
Interest expenses	$ 15,023,911	$ 16,668,295	$ 8,442,470
Intervention rate issued by Banco de la Republica	9.50%	13.00%	12.00%	3.00%
Net interest income	$ 18,555,575	$ 19,601,869	$ 16,929,815